Supplement to the
Fidelity® California AMT Tax-Free Money Market Fund
Institutional Class
April 29, 2022
Summary Prospectus

On July 14, 2022, the Board of Trustees approved removing the principal investment strategy to “normally not invest in municipal securities whose interest is subject to the federal alternative minimum tax” effective September 14, 2022.

On July 14, 2022, the Board of Trustees approved a name change for the fund. Effective after the close of business on September 16, 2022, Fidelity® California AMT Tax-Free Money Market Fund will be renamed Fidelity® California Municipal Money Market Fund.

CAM-SUM-22-01 1.9906021.100	July 15, 2022

Supplement to the
Fidelity's California Municipal Money Market Funds
Fidelity® California AMT Tax-Free Money Market Fund
April 29, 2022
Summary Prospectus

On July 14, 2022, the Board of Trustees approved removing the principal investment strategy to “normally not invest in municipal securities whose interest is subject to the federal alternative minimum tax” from Fidelity® California AMT Tax-Free Money Market Fund effective September 14, 2022.

On July 14, 2022, the Board of Trustees approved name changes for Fidelity® California AMT Tax-Free Money Market Fund and class. Effective after close of business on September 16, 2022, Fidelity® California AMT Tax-Free Money Market Fund will be renamed Fidelity® California Municipal Money Market Fund and the class will be renamed Premium.

SCM-SUM-22-01 1.9906015.100	July 15, 2022